LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 2) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2012 item	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Changes in loans to senior officers and directors
Servicing loans for others	$ 10,100,000		$ 6,400,000	$ 10,100,000
Charge-offs		5,900,000	15,685,376	23,652,245	16,467,991
Number of consecutive payments to change status of loans from non accrual status to accrual status	6
Charge-offs of non-performing and impaired loans	697,000		15,700,000	23,700,000
Increase in non-accrual loans				713,000
Senior officers and directors
Changes in loans to senior officers and directors
Balance, at the beginning of the period			1,077,371	12,708,975
Additions			1,125,408	583,232
Repayments and reclassifications			(669,534)	(12,214,836)
Balance, at the end of the period	1,077,371		1,533,245	1,077,371
Home equity lines of credit
Changes in loans to senior officers and directors
Charge-offs			2,401,726	6,028,622	3,002,230
Home equity lines of credit | Senior officers and directors
Changes in loans to senior officers and directors
Loans, including undisbursed portion			566,000
Loans, disbursed portion			162,000
Single-family residential
Changes in loans to senior officers and directors
Charge-offs recognition period			180 days
Charge-offs			7,398,939	16,759,274	9,615,863
Consumer loans
Changes in loans to senior officers and directors
Charge-offs recognition period			120 days
Charge-offs			$ 107,094	$ 215,456